Share Capital and Reserves - Number of Stock Options and Warrants Excluded from the Computation of Diluted Earnings per Share (Detail) - shares	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Stock Option Incentive Plan [member]
Earnings per share [line items]
Equity securities excluded from the calculation of diluted earnings per share	4,700,144	4,241,250
Warrants [member]
Earnings per share [line items]
Equity securities excluded from the calculation of diluted earnings per share	2,225,825	0